UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-07816

Registrant Name:	PCM Fund Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO PCM Fund, Inc.

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.5%
BANK LOAN OBLIGATIONS 4.7%
Cactus Wellhead LLC
7.000% due 07/31/2020	$493	$185
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	2,274	2,275
iHeartCommunications, Inc.
7.183% due 01/30/2019	3,000	2,062
Sequa Corp.
5.250% due 06/19/2017	828	571

Total Bank Loan Obligations (Cost $6,527)		5,093

CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 12.2%
Blackstone CQP Holdco LP
9.296% due 03/19/2019	3,926	3,970
Cantor Fitzgerald LP
7.875% due 10/15/2019 (g)	740	821
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (g)	600	559
Exeter Finance Corp.
9.750% due 05/20/2019	800	752
Ford Motor Credit Co. LLC
8.000% due 12/15/2016 (g)	500	522
Jefferies Finance LLC
7.500% due 04/15/2021	187	162
Jefferies LoanCore LLC
6.875% due 06/01/2020 (g)	800	690
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (e)	1,444	1,231
Navient Corp.
5.500% due 01/15/2019 (g)	845	834
8.450% due 06/15/2018 (g)	850	914
OneMain Financial Holdings LLC
7.250% due 12/15/2021 (g)	493	493
Springleaf Finance Corp.
6.500% due 09/15/2017 (g)	455	466
6.900% due 12/15/2017 (g)	1,200	1,242
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)	2,631	613

		13,269

INDUSTRIALS 14.0%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(g)	255	256
BMC Software Finance, Inc.
8.125% due 07/15/2021	72	52
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(g)	1,017	707
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)	3,143	2,679
9.000% due 02/15/2020 ^	182	155
California Resources Corp.
8.000% due 12/15/2022	573	222
Chesapeake Energy Corp.
3.872% due 04/15/2019	20	8
CVS Pass-Through Trust
5.880% due 01/10/2028 (g)	1,382	1,528
7.507% due 01/10/2032 (g)	858	1,036
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (g)	1,900	798
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^	285	20
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (g)	1,700	1,407
Rockies Express Pipeline LLC
6.875% due 04/15/2040	252	212
Scientific Games International, Inc.
10.000% due 12/01/2022 (g)	650	530
Sequa Corp.
7.000% due 12/15/2017	1,140	162
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (g)	2,290	2,256

UAL Pass-Through Trust
6.636% due 01/02/2024 (g)	592	621
9.750% due 07/15/2018 (g)	323	340
10.400% due 05/01/2018 (g)	210	218
UCP, Inc.
8.500% due 10/21/2017	1,300	1,306
Warren Resources, Inc.
9.000% due 08/01/2022	1,000	2
Westmoreland Coal Co.
8.750% due 01/01/2022 (g)	1,264	742

		15,257

UTILITIES 2.0%
Frontier Communications Corp.
8.875% due 09/15/2020	90	94
10.500% due 09/15/2022	150	154
11.000% due 09/15/2025	150	151
Illinois Power Generating Co.
6.300% due 04/01/2020 (g)	1,515	508
7.950% due 06/01/2032 (g)	1,024	318
Sprint Corp.
7.125% due 06/15/2024 (g)	1,246	931

		2,156

Total Corporate Bonds & Notes (Cost $36,731)		30,682

MUNICIPAL BONDS & NOTES 1.1%
ARKANSAS 0.4%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	515	496

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	855	767

Total Municipal Bonds & Notes (Cost $1,316)		1,263

U.S. GOVERNMENT AGENCIES 2.4%
Freddie Mac
0.583% due 01/25/2021 (a)	2,699	64
0.713% due 10/25/2020 (a)(g)	8,740	233
3.615% due 06/25/2041 (a)(g)	10,500	1,708
7.983% due 12/25/2027	700	596

Total U.S. Government Agencies (Cost $2,502)		2,601

NON-AGENCY MORTGAGE-BACKED SECURITIES 75.9%
Adjustable Rate Mortgage Trust
2.920% due 01/25/2036 ^	289	247
Banc of America Alternative Loan Trust
6.208% due 04/25/2037 ^(g)	367	308
Banc of America Funding Trust
2.811% due 12/20/2034	594	541
4.435% due 03/20/2036	170	152
5.806% due 03/25/2037 ^	175	153
7.000% due 10/25/2037 ^	734	451
Banc of America Mortgage Trust
2.868% due 11/25/2034	367	365
2.943% due 06/20/2031	470	480
2.943% due 06/25/2035	222	215
BCAP LLC Trust
0.632% due 07/26/2036	87	67
BCRR Trust
5.858% due 07/17/2040	1,000	1,034
Bear Stearns ALT-A Trust
0.603% due 04/25/2037 (g)	1,221	895
2.692% due 05/25/2036	59	41
2.708% due 08/25/2036 ^	930	792
2.811% due 11/25/2036 ^	1,055	721
2.931% due 01/25/2047	77	55
3.111% due 08/25/2036 ^	431	318
3.408% due 05/25/2036 ^	393	298
3.814% due 09/25/2034	227	223
4.009% due 07/25/2035 ^	193	159
Bear Stearns Commercial Mortgage Securities Trust
5.721% due 06/11/2040 (g)	1,568	1,607
6.914% due 05/11/2039 (g)	270	271
BRAD Resecuritization Trust
2.179% due 03/12/2021	2,473	183
6.550% due 03/12/2021	462	476
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	651	527

Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	336	288
Citigroup Commercial Mortgage Trust
0.782% due 05/15/2043 (a)	1,192	0
5.705% due 12/10/2049 (g)	2,500	2,578
Citigroup Mortgage Loan Trust, Inc.
2.709% due 11/25/2036 ^	252	219
2.801% due 10/25/2035	221	177
2.894% due 08/25/2035 ^	166	155
3.351% due 11/25/2035	1,931	1,082
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.848% due 09/25/2035 ^	321	277
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	67	68
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048 (g)	1,407	1,421
Commercial Mortgage Trust
6.139% due 07/10/2046 (g)	690	746
6.586% due 07/16/2034	599	607
6.923% due 07/16/2034 (g)	1,500	1,523
Countrywide Alternative Loan Trust
0.713% due 02/25/2037	417	323
0.723% due 02/25/2036 ^	1,176	1,091
1.351% due 12/25/2035 (g)	2,586	2,176
5.500% due 03/25/2035	920	747
6.000% due 11/25/2035 ^	225	110
6.000% due 04/25/2036 ^(g)	4,950	4,103
Countrywide Home Loan Mortgage Pass-Through Trust
1.073% due 03/25/2035	283	212
2.592% due 02/20/2036 ^	21	19
2.603% due 09/20/2036 ^	205	177
2.746% due 09/25/2047 ^	812	731
6.000% due 05/25/2037 ^	473	422
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	94	99
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	345	252
6.000% due 07/25/2036	1,952	1,462
6.500% due 05/25/2036 ^	233	147
FFCA Secured Franchise Loan Trust
0.951% due 09/18/2027 (a)	2,114	53
First Horizon Alternative Mortgage Securities Trust
2.397% due 08/25/2035 ^	131	32
First Horizon Mortgage Pass-Through Trust
2.959% due 04/25/2035	131	129
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)	14,275	43
GS Mortgage Securities Trust
1.460% due 08/10/2043 (a)	14,617	752
2.509% due 05/10/2045 (a)	6,095	516
6.076% due 08/10/2043 (g)	1,670	1,740
GSR Mortgage Loan Trust
2.880% due 03/25/2047 (g)	1,834	1,519
HarborView Mortgage Loan Trust
0.682% due 01/19/2036	1,032	701
3.988% due 06/19/2036 ^	443	296
IndyMac Mortgage Loan Trust
1.233% due 11/25/2034	169	152
2.953% due 06/25/2037	673	619
3.016% due 05/25/2036	258	183
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036	1,669	1,376
JPMorgan Chase Commercial Mortgage Securities Corp.
1.384% due 03/12/2039 (a)	544	7
JPMorgan Chase Commercial Mortgage Securities Trust
0.499% due 02/15/2046 (a)	61,000	1,526
5.699% due 02/12/2049 (g)	1,359	1,397
5.794% due 02/12/2051 (g)	1,056	1,097
5.935% due 02/15/2051	27	27
6.450% due 05/12/2034 (g)	2,655	2,708
JPMorgan Commercial Mortgage-Backed Securities Trust
5.635% due 03/18/2051 (g)	4,100	4,156
JPMorgan Mortgage Trust
2.725% due 07/25/2035	157	157
LB Commercial Mortgage Trust
5.600% due 10/15/2035	232	236
5.897% due 07/15/2044 (g)	926	956
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038 (g)	1,278	1,290
5.407% due 11/15/2038 (g)	705	545
5.562% due 02/15/2040 (g)	720	532
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	531	512
5.940% due 04/25/2036	272	243
6.000% due 05/25/2037 ^	612	595

Luminent Mortgage Trust
0.597% due 12/25/2036	1,028	819
MASTR Adjustable Rate Mortgages Trust
2.773% due 11/25/2035 ^	733	559
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	747	717
Merrill Lynch Mortgage Investors Trust
0.853% due 07/25/2030	323	295
1.093% due 11/25/2029	170	164
2.788% due 11/25/2035	294	284
Morgan Stanley Capital Trust
0.248% due 11/12/2049 (a)	53,305	115
5.447% due 02/12/2044 (g)	2,000	2,033
5.692% due 04/15/2049	315	323
5.809% due 12/12/2049 (g)	470	490
Morgan Stanley Capital, Inc. Trust
6.010% due 11/15/2030 (g)	1,628	1,655
Morgan Stanley Mortgage Loan Trust
2.803% due 01/25/2035 ^	363	181
6.000% due 08/25/2037 ^	375	342
Morgan Stanley Resecuritization Trust
5.346% due 03/26/2037	5,677	4,423
Regal Trust
2.155% due 09/29/2031	217	200
Residential Accredit Loans, Inc. Trust
3.929% due 01/25/2036 ^(g)	575	460
6.000% due 08/25/2035 ^(g)	377	342
6.500% due 09/25/2037 ^	385	320
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	304	208
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	414	378
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048 (g)	1,000	1,010
5.336% due 05/16/2047 (g)	1,000	1,014
6.068% due 02/17/2051	2,744	2,799
Structured Adjustable Rate Mortgage Loan Trust
2.686% due 01/25/2036 ^(g)	472	355
3.675% due 04/25/2036 ^	564	412
4.416% due 11/25/2036 ^	227	216
5.022% due 09/25/2036 ^	376	331
Structured Asset Mortgage Investments Trust
0.643% due 08/25/2036 ^	1,188	888
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035	75	75
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	204	148
Wachovia Bank Commercial Mortgage Trust
0.940% due 10/15/2041 (a)	4,809	4
5.509% due 04/15/2047 (g)	1,000	1,015
WaMu Commercial Mortgage Securities Trust
5.786% due 03/23/2045 (g)	1,000	997
WaMu Mortgage Pass-Through Certificates Trust
0.923% due 06/25/2044	707	612
2.350% due 12/25/2036 ^(g)	577	501
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(g)	2,023	1,479
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	52	52
Wells Fargo-RBS Commercial Mortgage Trust
0.807% due 02/15/2044 (a)(g)	18,326	585

Total Non-Agency Mortgage-Backed Securities (Cost $73,513)		82,687

ASSET-BACKED SECURITIES 60.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.528% due 02/25/2035 (g)	2,676	2,144
2.158% due 12/25/2034 (g)	2,393	2,102
3.682% due 06/21/2029	156	147
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (g)	429	507
Bayview Financial Acquisition Trust
0.719% due 12/28/2036	217	209
Bear Stearns Asset-Backed Securities Trust
0.813% due 06/25/2036	30	30
2.918% due 07/25/2036	434	406
5.500% due 12/25/2035	80	68
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	1,193	589
Centex Home Equity Loan Trust
0.933% due 01/25/2035	1,581	1,278
Citigroup Mortgage Loan Trust, Inc.
0.593% due 12/25/2036 (g)	1,922	1,244
0.653% due 12/25/2036	1,137	627
0.693% due 03/25/2037 (g)	5,576	4,237
0.886% due 11/25/2045 (g)	5,300	4,785

Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	395	282
9.163% due 03/01/2033	970	854
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^(g)	1,671	1,495
0.573% due 06/25/2035 (g)	3,576	2,865
0.573% due 01/25/2037	1,190	1,126
0.573% due 06/25/2047 ^(g)	4,051	3,251
0.583% due 04/25/2047	2,135	2,006
0.633% due 06/25/2037 ^(g)	1,049	940
0.636% due 09/25/2047	1,265	1,004
0.673% due 05/25/2036	7,643	3,875
2.083% due 06/25/2035 (g)	4,000	2,889
5.352% due 10/25/2032 ^(g)	872	803
EMC Mortgage Loan Trust
1.521% due 02/25/2041	344	336
Fremont Home Loan Trust
0.613% due 04/25/2036 (g)	1,704	1,339
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029	154	135
GSAMP Trust
2.233% due 06/25/2035 (g)	2,200	1,764
HSI Asset Securitization Corp. Trust
0.543% due 04/25/2037	3,974	2,132
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.673% due 04/25/2037 (g)	5,955	3,450
Keystone Owner Trust
9.000% due 01/25/2029	56	36
Lehman XS Trust
5.420% due 11/25/2035 ^(g)	313	311
MASTR Asset-Backed Securities Trust
0.543% due 08/25/2036	3,910	1,818
Morgan Stanley ABS Capital, Inc. Trust
1.213% due 12/25/2034	234	187
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^(g)	4,383	2,480
Residential Asset Mortgage Products Trust
1.173% due 09/25/2032	54	49
1.531% due 12/25/2033	845	776
Residential Asset Securities Corp. Trust
0.893% due 06/25/2031 (g)	1,774	1,644
1.123% due 08/25/2035 (g)	4,350	3,150
Securitized Asset-Backed Receivables LLC Trust
0.883% due 10/25/2035 (g)	5,500	4,120
Southern Pacific Secured Asset Corp.
0.773% due 07/25/2029	23	22
Structured Asset Investment Loan Trust
2.158% due 10/25/2034	1,986	1,634
4.933% due 10/25/2033	68	27
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	584	602
UPS Capital Business Credit
6.177% due 04/15/2026	1,856	37

Total Asset-Backed Securities (Cost $67,925)		65,812

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
SemGroup Corp. ‘A’	2,654	59

Total Common Stocks (Cost $74)		59

WARRANTS 0.0%
INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	1,239	0

Total Warrants (Cost $12)		0

SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (f) 0.3%		362

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 1.0%
Federal Home Loan Bank
0.265% due 04/18/2016	$600	600
0.280% due 04/13/2016	100	100
0.308% due 05/13/2016	400	400

		1,100

U.S. TREASURY BILLS 3.4%
0.252% due 04/21/2016 (c)(d)(j)	3,721	3,721

Total Short-Term Instruments (Cost $5,183)		5,183

Total Investments in Securities (Cost $193,783)		193,380

Total Investments 177.5% (Cost $193,783)		$193,380
Financial Derivative Instruments (h)(i) (1.5%) (Cost or Premiums, net $(1,653))		(1,677)
Other Assets and Liabilities, net (76.0%)		(82,774)

Net Assets 100.0%		$108,929

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

*	This security has a forward starting effective date.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$1,423	$1,231	1.13%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$362	U.S. Treasury Notes 3.750% due 11/15/2018	$(371)	$362	$362

Total Repurchase Agreements						$(371)	$362	$362

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	02/18/2016	TBD	(2)	$(268)	$(268)
	0.900	11/24/2015	11/23/2017		(1,512)	(1,512)
	1.716	02/01/2016	05/02/2016		(174)	(175)
	1.867	01/07/2016	04/07/2016		(406)	(408)
	2.125	04/01/2016	07/01/2016		(4,008)	(4,008)
	2.131	10/02/2015	04/01/2016		(2,333)	(2,358)
	2.132	03/11/2016	06/03/2016		(1,189)	(1,191)
	2.134	10/01/2015	04/01/2016		(2,022)	(2,044)
	2.462	10/01/2015	10/03/2016		(2,258)	(2,270)
BOS	2.511	01/06/2016	04/06/2016		(1,835)	(1,846)
DEU	1.300	01/04/2016	04/04/2016		(1,741)	(1,747)
	1.300	01/08/2016	04/08/2016		(2,046)	(2,052)
	1.300	01/28/2016	04/28/2016		(1,321)	(1,324)
	1.300	02/04/2016	05/03/2016		(697)	(698)
	1.300	02/12/2016	05/03/2016		(199)	(199)
	1.300	02/12/2016	05/12/2016		(423)	(424)
	1.300	03/01/2016	06/01/2016		(2,325)	(2,328)
	1.300	03/22/2016	06/09/2016		(458)	(458)
	1.400	03/22/2016	06/09/2016		(498)	(498)
	1.400	04/04/2016	07/05/2016		(294)	(294)
	2.685	02/29/2016	05/27/2016		(803)	(805)
FOB	2.370	02/22/2016	05/09/2016		(1,130)	(1,133)
JPS	1.370	02/08/2016	05/09/2016		(1,459)	(1,462)
	1.372	01/14/2016	04/14/2016		(1,360)	(1,364)
	1.385	03/11/2016	06/03/2016		(1,547)	(1,548)
	2.135	03/11/2016	06/03/2016		(1,921)	(1,923)
MSC	1.500	01/19/2016	04/19/2016		(3,590)	(3,601)
RBC	1.050	11/13/2015	05/13/2016		(249)	(250)
	1.200	12/01/2015	06/01/2016		(579)	(581)
RDR	1.020	02/03/2016	05/03/2016		(505)	(506)
	1.100	12/24/2015	05/27/2016		(737)	(739)
	1.530	10/14/2015	04/14/2016		(552)	(556)
	1.570	11/10/2015	05/10/2016		(848)	(853)
	1.620	02/23/2016	05/23/2016		(1,160)	(1,162)
	1.670	02/03/2016	08/03/2016		(891)	(893)
	2.120	02/03/2016	08/03/2016		(786)	(789)
RTA	1.521	11/09/2015	05/09/2016		(3,747)	(3,770)
	1.521	11/12/2015	05/12/2016		(5,661)	(5,695)
	1.628	04/14/2015	04/15/2016		(2,709)	(2,752)
	1.732	07/27/2015	07/26/2016		(3,254)	(3,293)
	2.055	02/04/2016	02/03/2017		(1,820)	(1,826)
	2.211	03/15/2016	03/14/2017		(971)	(972)
	2.231	03/15/2016	03/14/2017		(1,373)	(1,374)
SAL	1.349	11/02/2015	05/02/2016		(2,247)	(2,260)
	1.395	11/13/2015	05/13/2016		(2,287)	(2,299)
	1.412	01/07/2016	04/07/2016		(2,305)	(2,313)
	1.468	02/19/2016	05/19/2016		(1,787)	(1,790)
	1.472	01/14/2016	04/14/2016		(1,400)	(1,405)
SOG	1.190	03/04/2016	06/01/2016		(638)	(639)
	1.290	01/14/2016	04/14/2016		(749)	(751)
	1.290	02/24/2016	05/24/2016		(629)	(630)
	1.290	03/28/2016	04/29/2016		(358)	(358)
	1.290	04/04/2016	07/05/2016		(1,135)	(1,135)
	2.350	03/11/2016	09/09/2016		(1,196)	(1,198)
UBS	1.228	03/21/2016	04/21/2016		(1,088)	(1,088)
	1.270	01/20/2016	04/20/2016		(688)	(690)
	2.020	02/08/2016	05/09/2016		(677)	(679)
	2.068	02/22/2016	05/20/2016		(3,582)	(3,590)
	2.069	02/05/2016	05/04/2016		(2,113)	(2,120)
	2.118	02/22/2016	05/20/2016		(2,237)	(2,242)

Total Reverse Repurchase Agreements						$(89,136)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(84,787) at a weighted average interest rate of 1.371%.

(g)	Securities with an aggregate market value of $113,197 and cash of $216 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	$1,900	$84	$31	$3	$0
Pay	3-Month USD-LIBOR	2.750	06/17/2025	3,620	391	179	13	0
Receive	3-Month USD-LIBOR *	2.500	06/15/2046	1,600	(130)	(59)	0	(11)

					$345	$151	$16	$(11)

Total Swap Agreements					$345	$151	$16	$(11)

*	This security has a forward starting effective date. See Note 2a for further information.

(i)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,483	$(1,290)	$(10)	$0	$(1,300)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,872	(363)	(19)	0	(382)

					$(1,653)	$(29)	$0	$(1,682)

Total Swap Agreements					$(1,653)	$(29)	$0	$(1,682)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $1,721 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,908	$185	$5,093
Corporate Bonds & Notes
Banking & Finance	0	11,286	1,983	13,269
Industrials	0	13,931	1,326	15,257
Utilities	0	2,156	0	2,156
Municipal Bonds & Notes
Arkansas	0	496	0	496
West Virginia	0	767	0	767
U.S. Government Agencies	0	2,601	0	2,601
Non-Agency Mortgage-Backed Securities	0	81,975	712	82,687
Asset-Backed Securities	0	65,739	73	65,812
Common Stocks
Energy	59	0	0	59
Short-Term Instruments
Repurchase Agreements	0	362	0	362
Short-Term Notes	0	1,100	0	1,100
U.S. Treasury Bills	0	3,721	0	3,721

Total Investments	$59	$189,042	$4,279	$193,380

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$16	$0	$16

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)
Over the counter	0	(1,682)	0	(1,682)

	$0	$(1,693)	$0	$(1,693)

Totals	$59	$187,365	$4,279	$191,703

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$424	$0	$(2)	$1	$0	$(238)	$0	$0	$185	$(238)
Corporate Bonds & Notes
Banking & Finance	6,039	176	(28)	0	0	(234)	0	(3,970)	1,983	(186)
Industrials	1,825	0	(150)	1	0	(10)	0	(340)	1,326	16
Non-Agency Mortgage-Backed Securities	672	0	(28)	3	1	11	53	0	712	11
Asset-Backed Securities	75	0	0	5	0	(7)	0	0	73	(7)
Warrants
Industrials	12	0	(1)	0	0	(11)	0	0	0	(11)

Totals	$9,047	$176	$(209)	$10	$1	$(489)	$53	$(4,310)	$4,279	$(415)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$185	Third Party Vendor	Broker Quote	37.50
Corporate Bonds & Notes
Banking & Finance	1,983	Reference Instrument	Spread movement	16.00 - 561.19 bps
Industrials	1,326	Proxy Pricing	Base Price	6.94 - 100.09
Non-Agency Mortgage-Backed Securities	53	Other Valuation Techniques (2)	—	—
	659	Proxy Pricing	Base Price	7.38 - 102.50
Asset-Backed Securities	73	Proxy Pricing	Base Price	2.00 - 64.00

Total	$4,279

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$193,783	$13,542	$(13,945)	$(403)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RTA	Royal Bank of Canada
BOS	Banc of America Securities LLC	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets	UBS	UBS Securities LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016